Discontinued and Held-for-sale Operations (Selected Income Statement Information for Discontinued Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Interest in Joint Venture	40.00%
Mortgage Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total net (loss) revenue - Discontinued Operations	$ 439	$ 562	$ 2,071
Pretax income (loss) including direct costs to transact a sale	(1,282)	(811)	678
Tax (benefit) expense - Discontinued Operations	(443)	2	14
Insurance Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Asset Impairment Charges	55
Total net (loss) revenue - Discontinued Operations	625	710	976
Pretax income (loss) including direct costs to transact a sale	86	145	31
Tax (benefit) expense - Discontinued Operations	53	39	19
Automotive finance operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total net (loss) revenue - Discontinued Operations	1,503	1,690	1,646
Pretax income (loss) including direct costs to transact a sale	786	820	698
Tax (benefit) expense - Discontinued Operations	235	92	17
Commercial Finance Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total net (loss) revenue - Discontinued Operations	11	7	22
Pretax income (loss) including direct costs to transact a sale	83	44	3
Tax (benefit) expense - Discontinued Operations	$ 2	$ 3	$ (3)